Operating Leases	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Operating Leases
Operating Leases

Rental expense was $27.0, $28.0 and $24.7 for 2013, 2012 and 2011, respectively. At December 31, 2013, obligations to make future minimum lease payments were as follows:

2014	$8.9
2015	7.1
2016	5.0
2017	4.7
2018	4.3
2019 and thereafter	7.3
Total minimum lease payments	$37.3

The Company leases its corporate headquarters building in West Chester, Ohio.  The initial term of the lease for the building expires in 2019 and there are two five-year options to extend the lease.